Matthews Emerging Markets Discovery Active ETF Average Annual Total Returns			12 Months Ended	24 Months Ended	27 Months Ended	42 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			34.36%	22.88%	21.65%	14.50%
MSCI Emerging Markets Small Cap Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			19.09%	12.88%
ETF
Prospectus [Line Items]
Average Annual Return, Percent			11.14%	3.15%
Performance Inception Date		Jan. 10, 2024
ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]		10.10%	2.48%
ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]		6.81%	2.23%

[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.